Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to Stratasys Ltd.	$ (443,721)	$ (10,849)	$ (10,964)
Adjustment of redeemable non-controlling interest to redemption amount			(935)
Net loss attributable to Stratasys Ltd. for basic loss per share	$ (443,721)	$ (10,849)	$ (11,899)
Denominator:
Weighted average shares – denominator for basic net loss per share (in Shares)	54,918	54,260	53,751
Basic (in Dollars per share)	$ (8.08)	$ (0.20)	$ (0.22)
Diluted (in Dollars per share)	$ (8.08)	$ (0.20)	$ (0.22)